Finance lease receivables - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Gross investment in finance leases, receivable:
Gross investment	£ 20,364	£ 19,285
Unearned future finance income	(2,427)	(2,362)
Rentals received in advance	(22)	(16)
Net investment	17,915	16,907
Not later than 1 year
Gross investment in finance leases, receivable:
Gross investment	7,799	6,160
Later than 1 year and not later than 2 years
Gross investment in finance leases, receivable:
Gross investment	5,143	5,215
Later than 2 years and not later than 3 years
Gross investment in finance leases, receivable:
Gross investment	4,116	4,268
Later than 3 years and not later than 4 years
Gross investment in finance leases, receivable:
Gross investment	2,713	2,846
Later than 4 years and not later than 5 years
Gross investment in finance leases, receivable:
Gross investment	404	502
Over 5 years £m
Gross investment in finance leases, receivable:
Gross investment	£ 189	£ 294